COLUMBIA FUNDS SERIES TRUST I

Columbia Large Cap Growth Fund
(the "Fund")

Supplement dated April 1, 2011 to the
Fund's prospectuses dated February 1, 2011, as supplemented

Effective on April 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Columbia Large Cap Growth Fund - Class Y | Columbia Large Cap Growth Fund

The section of the Fund's prospectus offering Class Y shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund		Class Y Columbia Large Cap Growth Fund - Class Y
Management fees	[1]	0.73%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.06%
Total annual Fund operating expenses		0.79%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees.

Expense Example Columbia Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Columbia Large Cap Growth Fund - Class Y	81	252	439	978

Columbia Large Cap Growth Fund - Class Z | Columbia Large Cap Growth Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund		Class Z Columbia Large Cap Growth Fund - Class Z
Management fees	[1]	0.73%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.23%
Total annual Fund operating expenses		0.96%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.

Expense Example Columbia Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Large Cap Growth Fund - Class Z	98	306	531	1,178

Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T and Class W shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund - ABCIR R4 R5 TW Columbia Large Cap Growth Fund		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class T	Class W
Management fees	[1]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none	0.25%
Other expenses	[2]	0.23%	0.23%	0.23%	0.06%	0.23%	0.36%	0.11%	0.53%	0.23%
Total annual Fund operating expenses		1.21%	1.96%	1.96%	0.79%	1.46%	1.09%	0.84%	1.26%	1.21%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and/or contractual changes to certain other fees.

Expense Example Columbia Large Cap Growth Fund Columbia Large Cap Growth Fund - ABCIR R4 R5 TW (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,202	1,957
Class B	699	915	1,257	2,091
Class C	299	615	1,057	2,285
Class I	81	252	439	978
Class R	149	462	797	1,746
Class R4	111	347	601	1,329
Class R5	86	268	466	1,037
Class T	696	952	1,227	2,010
Class W	123	384	665	1,466

Expense Example, No Redemption Columbia Large Cap Growth Fund Columbia Large Cap Growth Fund - ABCIR R4 R5 TW (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	199	615	1,057	2,091
Class C	199	615	1,057	2,285

Columbia Large Cap Growth Fund - Class EF | Columbia Large Cap Growth Fund

The section of the Fund's prospectus offering Class E and Class F shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund - Class EF Columbia Large Cap Growth Fund		Class E	Class F
Management fees	[1]	0.73%	0.73%
Distribution and/or service (Rule 12b-1) fees		0.35%	1.00%
Other expenses	[2]	0.23%	0.23%
Total annual Fund operating expenses		1.31%	1.96%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.

Expense Example Columbia Large Cap Growth Fund Columbia Large Cap Growth Fund - Class EF (USD $)	1 Year	3 Years	5 Years	10 Years
Class E	577	847	1,136	1,958
Class F	699	915	1,257	2,117

Expense Example, No Redemption Columbia Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class F Columbia Large Cap Growth Fund - Class EF	199	615	1,057	2,117

COLUMBIA FUNDS SERIES TRUST I

Columbia Large Cap Growth Fund
(the "Fund")

Supplement dated April 1, 2011 to the
Fund's prospectuses dated February 1, 2011, as supplemented

Effective on April 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T and Class W shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund - ABCIR R4 R5 TW Columbia Large Cap Growth Fund		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class T	Class W
Management fees	[1]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none	0.25%
Other expenses	[2]	0.23%	0.23%	0.23%	0.06%	0.23%	0.36%	0.11%	0.53%	0.23%
Total annual Fund operating expenses		1.21%	1.96%	1.96%	0.79%	1.46%	1.09%	0.84%	1.26%	1.21%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and/or contractual changes to certain other fees.

Expense Example Columbia Large Cap Growth Fund Columbia Large Cap Growth Fund - ABCIR R4 R5 TW (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,202	1,957
Class B	699	915	1,257	2,091
Class C	299	615	1,057	2,285
Class I	81	252	439	978
Class R	149	462	797	1,746
Class R4	111	347	601	1,329
Class R5	86	268	466	1,037
Class T	696	952	1,227	2,010
Class W	123	384	665	1,466

Expense Example, No Redemption Columbia Large Cap Growth Fund Columbia Large Cap Growth Fund - ABCIR R4 R5 TW (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	199	615	1,057	2,091
Class C	199	615	1,057	2,285

COLUMBIA FUNDS SERIES TRUST I

Columbia Large Cap Growth Fund
(the "Fund")

Supplement dated April 1, 2011 to the
Fund's prospectuses dated February 1, 2011, as supplemented

Effective on April 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Columbia Large Cap Growth Fund - Class EF | Columbia Large Cap Growth Fund

The section of the Fund's prospectus offering Class E and Class F shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund - Class EF Columbia Large Cap Growth Fund		Class E	Class F
Management fees	[1]	0.73%	0.73%
Distribution and/or service (Rule 12b-1) fees		0.35%	1.00%
Other expenses	[2]	0.23%	0.23%
Total annual Fund operating expenses		1.31%	1.96%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.

Expense Example Columbia Large Cap Growth Fund Columbia Large Cap Growth Fund - Class EF (USD $)	1 Year	3 Years	5 Years	10 Years
Class E	577	847	1,136	1,958
Class F	699	915	1,257	2,117

Expense Example, No Redemption Columbia Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class F Columbia Large Cap Growth Fund - Class EF	199	615	1,057	2,117

COLUMBIA FUNDS SERIES TRUST I

Columbia Large Cap Growth Fund
(the "Fund")

Supplement dated April 1, 2011 to the
Fund's prospectuses dated February 1, 2011, as supplemented

Effective on April 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Columbia Large Cap Growth Fund - Class Y | Columbia Large Cap Growth Fund

The section of the Fund's prospectus offering Class Y shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund		Class Y Columbia Large Cap Growth Fund - Class Y
Management fees	[1]	0.73%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.06%
Total annual Fund operating expenses		0.79%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees.

Expense Example Columbia Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Columbia Large Cap Growth Fund - Class Y	81	252	439	978

COLUMBIA FUNDS SERIES TRUST I

Columbia Large Cap Growth Fund
(the "Fund")

Supplement dated April 1, 2011 to the
Fund's prospectuses dated February 1, 2011, as supplemented

Effective on April 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Columbia Large Cap Growth Fund - Class Z | Columbia Large Cap Growth Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Growth Fund		Class Z Columbia Large Cap Growth Fund - Class Z
Management fees	[1]	0.73%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.23%
Total annual Fund operating expenses		0.96%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.

Expense Example Columbia Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Large Cap Growth Fund - Class Z	98	306	531	1,178

Annual Fund Operating Expenses (Columbia Large Cap Growth Fund)	0 Months Ended
	Apr. 01, 2011
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class A
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other Expenses	0.23%	[2]
Total annual Fund operating expenses	1.21%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class B
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other Expenses	0.23%	[2]
Total annual Fund operating expenses	1.96%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class C
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other Expenses	0.23%	[2]
Total annual Fund operating expenses	1.96%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class I
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.06%	[2]
Total annual Fund operating expenses	0.79%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class R
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other Expenses	0.23%	[2]
Total annual Fund operating expenses	1.46%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class R4
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.36%	[2]
Total annual Fund operating expenses	1.09%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class R5
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.11%	[2]
Total annual Fund operating expenses	0.84%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class T
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.53%	[2]
Total annual Fund operating expenses	1.26%
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Class W
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other Expenses	0.23%	[2]
Total annual Fund operating expenses	1.21%
Columbia Large Cap Growth Fund - Class EF | Class E
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	0.35%
Other Expenses	0.23%	[3]
Total annual Fund operating expenses	1.31%
Columbia Large Cap Growth Fund - Class EF | Class F
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other Expenses	0.23%	[3]
Total annual Fund operating expenses	1.96%
Columbia Large Cap Growth Fund - Class Y | Class Y
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.06%	[4]
Total annual Fund operating expenses	0.79%
Columbia Large Cap Growth Fund - Class Z | Class Z
Operating Expenses:
Management fees	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.23%	[3]
Total annual Fund operating expenses	0.96%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and/or contractual changes to certain other fees.
[3]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.
[4]	Other expenses have been restated to reflect contractual changes to certain fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

Columbia Large Cap Growth Fund
(the "Fund")

Supplement dated April 1, 2011 to the
Fund's prospectuses dated February 1, 2011, as supplemented

Effective on April 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T and Class W shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Columbia Large Cap Growth Fund - ABCIR R4 R5 TW | Columbia Large Cap Growth Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Columbia Large Cap Growth Fund - Class EF | Columbia Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

The section of the Fund's prospectus offering Class E and Class F shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Columbia Large Cap Growth Fund - Class EF | Columbia Large Cap Growth Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	577
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	847
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,958
Columbia Large Cap Growth Fund - Class EF | Columbia Large Cap Growth Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,117
Columbia Large Cap Growth Fund - Class Y | Columbia Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

The section of the Fund's prospectus offering Class Y shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Columbia Large Cap Growth Fund - Class Y | Columbia Large Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Columbia Large Cap Growth Fund - Class Z | Columbia Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Large Cap Growth Fund - Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Columbia Large Cap Growth Fund - Class Z | Columbia Large Cap Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees.
[3]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.
[4]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and/or contractual changes to certain other fees.